================================================================================


--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  June 30, 2001
--------------------------------------------------------------------------------


                                   Value Line
                                   Income and
                                     Growth
                                   Fund, Inc.


                                   [GRAPHIC]
                              ---------------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Income and Growth Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-month period ending June 30, 2001, the Value Line Income & Growth Fund had a total return of -2.35%. This compared with a total return of -6.70% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of 3.51% for the unmanaged Lehman Government/Credit Bond Index(2),.

We are pleased that our defensive efforts have paid off over the past year, enabling your Fund to hold onto the bulk of its large gains of prior years. This has been a very difficult period for the stock market, and particularly for the "growth"-type stocks on which this Fund usually relies, which includes those in the beaten-down technology sector. Thanks to our large sales of technology stocks such as Cisco Systems and EMC Corp. in 2000 and 2001 at favorable prices, the Fund has been able to avoid significant losses. We allowed some of the proceeds from these sales to remain in cash reserves. Our usual policy is to keep 65%-80% of assets invested in stocks, with the remainder in bonds and cash. Unusual market conditions, however, caused us to hold the stock allocation at 55%-60% in February and March as a protective measure. In April, we were able to re-deploy the assets at more attractive stock valuations, bringing the portfolio's stock allocation back up into the 65%-70% area. Meanwhile, the Fund's increased holdings of bonds and cash this year have helped generate greater interest income for shareholders.

Our primary stock selection strategy always is to stay with winners, those companies exhibiting the best earnings momentum and/or stock price momentum. When technology shares began to weaken last year, this strategy allowed us to get out at advantageous prices. The Fund is now more heavily invested in the financial services and healthcare sectors. The current soft earnings environment of the U.S. economy increases the day-to-day challenges of managing the portfolio, but we are still able to find attractive stock investments.

The brokerage firm Charles Schwab & Co. has added your Fund to its mutual funds Select List--where it joins only 19 other funds in the large-cap category (excluding index funds)--in recognition of the Fund's performance record, low-risk profile, and moderate expenses.

Preserving capital in the short term, while generating good total returns (income plus growth) over the long term, will remain our goal. Thank you for investing with us.

                                            Sincerely,

                                            /s/ Jean Bernhard Buttner

                                            Jean Bernhard Buttner
                                            Chairman and President

July 24, 2001

--------------------------------------------------------------------------------
(1.) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2.) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                         Value Line Income and Growth Fund, Inc.

Income and Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which decelerated markedly during the opening six months of this year, with growth easing to less than 1% during the second quarter alone, now appears to be in the process of bottoming out. Indeed, going forward, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, along with any that are likely to follow, the recently uneven comeback by the equities markets, the continued high levels of consumer confidence, and the further working down of excess inventories to combine to set into motion a slow and, at first, uneven business recovery.

We think that growth in the nation's gross domestic product will total 1%-2% during the third quarter, improve to the 2%-3% range in the final three months of this year, and then average 3%, or slightly more, in 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing, which continues to be rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in consumer and industrial demand arising from the weak economy, is now also being underpinned by recent reductions in energy costs and commodity prices. To be sure, as the economy improves, some increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with six interest rate reductions thus far this year, is likely to again come to the aid of a stumbling economy with one or more additional rate cuts over the summer and perhaps in the fall, as the nation's central bank strives to hopefully prevent the first domestic recession (i.e., consecutive quarters of declining gross domestic products) in more than a decade.

*Performance Data:

                                                      Growth of
                                      Average         an Assumed
                                      Annual         Investment of
                                   Total Return         $10,000
                                     ---------         ---------
 1 year ended 6/30/01..............     -6.92%          $ 9,308
 5 years ended 6/30/01.............    +14.72%          $19,870
10 years ended 6/30/01.............    +12.79%          $33,313

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                  Principal
                                                                  Amount or     Value      Percentage of
Issue                                                              Shares   (in thousands)   Net Assets
--------------------------------------------------------------------------------------------------------
Microsoft Corp. ...............................................    105,000      $7,665         3.7%
General Electric Co. ..........................................    144,500       7,044         3.4
Omnicom Group, Inc. ...........................................     70,500       6,063         2.9
Citigroup, Inc. ...............................................    108,833       5,751         2.8
Tyco International Ltd. .......................................     95,000       5,178         2.5
Federal Home Loan Bank Bonds,
  5.125%, 2/26/02 ............................................. $5,000,000       5,040         2.5
Wal-Mart Stores, Inc. .........................................    102,500       5,002         2.4
Federal Home Mortgage Corp.  Debentures,
  5.250%, 1/15/06 ............................................. $5,000,000       4,947         2.4
U.S. Treasury Notes, 4.750%, 11/15/08 ......................... $5,000,000       4,830         2.3
AOL Time Warner, Inc. .........................................     71,500       3,790         1.8

Five Largest Industry Categories
                                                                   Value      Percentage of
Industry                                                       (in thousands)   Net Assets
--------------------------------------------------------------------------------------------------------
Computer Software & Services .................................. $   14,810        7.2%
Financial Services-Diversified ................................     13,987        6.8
Drug ..........................................................      9,858        4.8
Retail Store ..................................................      9,466        4.6
Diversified Companies .........................................      7,776        3.8

Five Largest Net Security Purchases*
                                                                    Cost
Issue                                                          (in thousands)
--------------------------------------------------------------------------------------------------------
Microsoft Corp. ............................................... $   6,149
Federal Home Mortgage Corp.  Debentures, 5.250%, 1/15/06 ......     4,940
Federal National Mortgage Association Notes, 5.500%, 2/15/06 ..     3,021
General Electric Co. ..........................................     2,470
Electronic Data Systems Corp. .................................     1,266

Five Largest Net Security Sales*
                                                                  Proceeds
Issue                                                          (in thousands)
--------------------------------------------------------------------------------------------------------
Federal Home Mortgage Corp.  Debentures, 5.000%, 1/15/04 ...... $   4,961
AOL Time Warner, Inc. .........................................     4,260
Cisco Systems, Inc. ...........................................     4,128
EMC Corp. .....................................................     4,126
American International Group, Inc. ............................     3,978

* For the six month period ended 06/30/01


--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
---------------------------------------------------------------------
COMMON STOCKS (66.7%)
             ADVERTISING (2.9%)
    70,500   Omnicom Group, Inc.....................      $  6,063

             AEROSPACE/
               DEFENSE (1.0%)
    22,000   Boeing Co..............................         1,223
    12,000   General Dynamics Corp..................           934
                                                          --------
                                                             2,157

             AIR TRANSPORT (0.3%)
    30,000   Southwest Airlines Co..................           555

             AUTO PARTS (0.7%)
    10,000   Johnson Controls, Inc..................           725
    12,000   Magna International Inc.
                Class "A"...........................           738
                                                          --------
                                                             1,463

             BANK (3.5%)
    17,000   BB&T Corp..............................           624
    10,000   Bank of New York Co., Inc..............           480
    19,000   FleetBoston Financial Corp.............           750
    10,000   M&T Bank Corp..........................           755
    13,300   Mellon Financial Corp..................           612
    20,000   National Commerce
                Financial Corp......................           487
    13,000   PNC Financial Services
                Group, Inc..........................           855
    22,000   Regions Financial Corp.................           704
    34,000   SouthTrust Corp........................           884
    34,000   Synovus Financial Corp.................         1,067
                                                          --------
                                                             7,218

             BANK--MIDWEST (1.4%)
    36,375   Fifth Third Bancorp....................         2,184
    10,000   Northern Trust Corp....................           625
                                                          --------
                                                             2,809

             BEVERAGE--SOFT DRINK (0.9%)
    17,000   Pepsi Bottling Group,
                Inc. (The) .........................           682
    25,000   PepsiCo, Inc...........................         1,105
                                                          --------
                                                             1,787

             CABLE TV (0.3%)
    20,000   EchoStar Communications
                Corp. Class "A"*....................           648

             CHEMICAL--
               DIVERSIFIED (0.3%)
    14,000   Air Products &
                Chemicals, Inc......................           641

             COMPUTER &
               PERIPHERALS (0.8%)
    22,000   Cabletron Systems, Inc.*...............           503
    10,000   International Business
                Machines Corp......................          1,130
                                                          --------
                                                             1,633

             COMPUTER SOFTWARE
               & SERVICES (7.2%)
    16,000   Citrix Systems, Inc.*..................           558
    10,000   DST Systems, Inc.*.....................           527
    20,000   Electronic Data
                Systems Corp........................         1,250
    15,000   First Data Corp........................           964
    11,000   Fiserv, Inc.*..........................           704
   105,000   Microsoft Corp.*.......................         7,665
    22,000   Peoplesoft, Inc.*......................         1,083
    10,000   Rational Software Corp.*...............           281
    20,000   Siebel Systems, Inc.*..................           938
    28,000   SunGard Data Systems Inc.*.............           840
                                                          --------
                                                            14,810


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
---------------------------------------------------------------------

             DIVERSIFIED
               COMPANIES (3.8%)
     8,000   Danaher Corp...........................      $    448
    12,000   Hillenbrand Industries, Inc............           685
    95,000   Tyco International Ltd.................         5,178
    20,000   United Technologies Corp...............         1,465
                                                          --------
                                                             7,776

             DRUG (4.8%)
    15,000   Elan Corp. PLC (ADR)*..................           915
    10,000   Forest Laboratories, Inc.*.............           710
    26,000   Genzyme Corp.-General
                Division*...........................         1,586
    21,250   Ivax Corp.*............................           829
    12,000   King Pharmaceuticals, Inc.*............           645
    17,000   Merck & Co., Inc.......................         1,086
    86,500   Pfizer, Inc............................         3,464
    10,000   Teva Pharmaceutical
                Industries Ltd. (ADR)...............           623
                                                          --------
                                                             9,858

             E-COMMERCE (0.1%)
    10,000   BEA Systems, Inc.*.....................           307

             ELECTRIC UTILITY--
               CENTRAL (0.2%)
    14,000   Reliant Energy, Inc....................           451

             ELECTRIC UTILITY--
               EAST (1.4%)
    18,000   Duke Energy Corp.......................           702
     9,000   Exelon Corp............................           577
    20,000   PPL Corp...............................         1,100
    17,000   TECO Energy, Inc.......................           519
                                                          --------
                                                             2,898

             ELECTRIC UTILITY--
               WEST (0.7%)
    17,000   Pinnacle West Capital Corp.............           806
    23,000   Xcel Energy, Inc.......................           654
                                                          --------
                                                             1,460

             ELECTRICAL
               EQUIPMENT (3.4%)
   144,500   General Electric Co....................         7,044

             ENTERTAINMENT (2.2%)
    71,500   AOL Time Warner, Inc.*.................         3,790
    18,000   Univision Communications,
                Inc. Class "A"*.....................           770
                                                          --------
                                                             4,560

             ENTERTAINMENT
               TECHNOLOGY (0.8%)
    28,000   Electronic Arts Inc.*..................         1,621

             ENVIRONMENTAL (0.4%)
    26,000   Waste Management, Inc..................           801

             FINANCIAL SERVICES--
               DIVERSIFIED (6.8%)
    15,000   Block (H. & R.), Inc...................           968
    16,000   Capital One Financial Corp.............           960
    45,000   Cendant Corp.*.........................           878
   108,833   Citigroup, Inc.........................         5,751
    14,000   Concord EFS, Inc.*.....................           728
    33,000   Federal National Mortgage
                Association.........................         2,810
    10,000   Household International, Inc. .........           667
    10,000   Loews Corp.............................           644
     8,000   MGIC Investment Corp...................           581
                                                          --------
                                                            13,987

             FOOD WHOLESALERS (0.3%)
    20,000   SYSCO Corp.............................           543

             FOREIGN TELE-
               COMMUNICATIONS (0.2%)
    20,000   BCE Inc................................           526

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.4%)
    29,000   IMS Health, Inc........................           826


--------------------------------------------------------------------------------
6

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
---------------------------------------------------------------------

             HOTEL/GAMING (0.7%)
    20,000   Harrah's Entertainment, Inc.*..........      $    706
    14,000   Marriott International Inc.
                Class "A"...........................           663
                                                          --------
                                                             1,369
             INDUSTRIAL
               SERVICES (0.4%)
    15,000   Sabre Holdings Corp.,
                Class "A"* .........................           750

             INSURANCE--LIFE (0.3%)
    18,000   AFLAC, Inc.............................           567

             INSURANCE--PROPERTY
               & CASUALTY (2.2%)
    30,000   ACE Ltd................................         1,173
    14,000   Allstate Corp..........................           616
    10,000   Chubb Corp. (The)......................           774
     6,000   Progressive Corp.......................           811
    17,000   St. Paul Companies, Inc................           862
     4,000   XL Capital Ltd.........................           328
                                                          --------
                                                             4,564

             MEDICAL SERVICES (1.3%)
    10,000   Quest Diagnostics, Inc.*...............           749
    38,000   Tenet Healthcare Corp.*................         1,960
                                                          --------
                                                             2,709

             MEDICAL SUPPLIES (1.6%)
    16,000   Biomet, Inc............................           769
    40,000   Medtronic, Inc.........................         1,840
    14,000   Stryker Corp...........................           768
                                                          --------
                                                             3,377

             METALS & MINING--
               GENERAL (0.4%)
    20,000   Alcoa, Inc.............................           788

             NATURAL GAS--
               DISTRIBUTION (0.4%)
    34,000   AGL Resources Inc......................           807

             NATURAL GAS--
               DIVERSIFIED (0.6%)
    10,000   Dynegy, Inc. Class "A".................           465
     6,000   Enron Corp.............................           294
    13,000   Williams Companies,
                Inc. (The)..........................           428
                                                          --------
                                                             1,187

             NEWSPAPER (0.4%)
    10,000   New York Times Co. (The)
                Class "A". .........................           420
     6,000   Scripps (E.W.)  Co.
                Class "A". .........................           414
                                                          --------
                                                               834

             OFFICE EQUIPMENT &
               SUPPLIES (0.3%)
     8,000   Lexmark International, Inc.* ..........           538

             OILFIELD SERVICES--
               EQUIPMENT (0.2%)
    12,000   Halliburton Co.........................           427

             PETROLEUM--
               INTEGRATED (0.4%)
    10,000   Exxon Mobil Corp.......................           873

             POWER INDUSTRY (0.3%)
    14,000   Calpine Corp*..........................           529

             PRECISION
               INSTRUMENT (1.1%)
    44,000   PerkinElmer, Inc.......................         1,211
    24,000   Thermo Electron Corp.*.................           529
    22,000   Waters Corp.*..........................           607
                                                          --------
                                                             2,347

             RAILROAD (0.7%)
    20,000   CSX Corp...............................           725
    16,000   Canadian Pacific Ltd...................           620
                                                          --------
                                                             1,345


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                            Value
   Shares                                              (in thousands)
---------------------------------------------------------------------

             RECREATION (0.8%)
    20,000   Harley-Davidson, Inc...................      $    942
    34,000   Mattel, Inc............................           643
                                                          --------
                                                             1,585

             RETAIL BUILDING
               SUPPLY (0.5%)
    13,000   Lowe's Companies, Inc..................           943

             RETAIL--SPECIAL
               LINES (1.4%)
    52,000   Bed Bath & Beyond Inc.*................         1,560
    16,000   Tiffany & Co...........................           580
    28,000   Toys `R' Us, Inc.*.....................           693
                                                          --------
                                                             2,833

             RETAIL STORE (4.6%)
    30,000   Costco Wholesale Corp.*................         1,232
    12,000   Kohl's Corp.*..........................           753
    22,000   May Department Stores Co...............           754
    30,000   Penney (J.C.) Co., Inc.................           791
    27,000   Target Corp............................           934
   102,500   Wal-Mart Stores, Inc...................         5,002
                                                          --------
                                                             9,466

             SECURITIES
               BROKERAGE (0.5%)
     6,000   Lehman Brothers Holdings, Inc..........           467
    10,000   Merrill Lynch & Co., Inc...............           592
                                                          --------
                                                             1,059

             SEMICONDUCTOR (0.1%)
    24,000   Atmel Corp.*...........................           324

             TELECOMMUNICATIONS
               EQUIPMENT (0.4%)
    21,000   Scientific-Atlanta, Inc................           853

             TELECOMMUNICATION
               SERVICES (0.3%)
    12,000   Verizon Communications,
                Inc.................................           642

             THRIFT (1.7%)
    20,000   BankNorth Group, Inc...................           453
    20,000   Charter One Financial, Inc.............           638
    22,000   Golden State Bancorp, Inc..............           678
     8,000   Golden West Financial Corp.............           514
    30,000   Washington Mutual, Inc.................         1,126
                                                          --------
                                                             3,409

             TIRE & RUBBER (0.3%)
    24,000   Goodyear Tire & Rubber
                Co. (The)...........................           672
                                                          --------

             TOTAL COMMON STOCKS
               (Cost $109,581,000) .................       137,239
                                                          ========

 Principal
   Amount
    (in                                                    Value
 thousands)                                           (in thousands)
---------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (4.1%)
   $ 5,000   U.S. Treasury Notes, 4.750%,
                11/15/08............................      $  4,830
     3,500   U.S. Treasury Bonds, 6.000%,
                2/15/26.............................         3,540
                                                          --------
             TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $8,428,000)  .................         8,370
                                                          ========

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.3%)
     5,000   Federal Home Loan Bank
                Bonds, 5.125%, 2/26/02.............          5,040
     2,000   Federal Home Loan Mortgage
                Corp.  Debentures, 5.750%,
                7/15/03  ...........................         2,039
     5,000   Federal Home Loan Mortgage
                Corp.  Debentures, 5.25%,
                1/15/06  ...........................         4,947
     3,000   Federal National Mortgage
                Association Notes, 5.50%,
                2/15/06  ...........................         2,996
     3,000   Federal National Mortgage
                Association Notes, 6.625%,
                9/15/09  ...........................         3,108


--------------------------------------------------------------------------------
8

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

 Principal
   Amount
    (in                                                    Value
 thousands)                                           (in thousands)
---------------------------------------------------------------------

   $ 1,000   Federal Farm Credit
                Banks 5.45%, 12/11/13...............      $    922
                                                          --------
             TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $18,903,000) .................        19,052
                                                          --------

CORPORATE BONDS AND NOTES (2.0%)
             ADVERTISING (0.5%)
     1,000   Outdoor Systems, Inc. 8.875%
                Senior Sub. Notes, 6/15/07..........         1,063

             ENVIRONMENTAL (0.5%)
     1,000   Allied Waste North America Inc.
                Senior Notes Series "B", 7.875%,
                1/1/09..............................           977

             HOTEL/GAMING (0.5%)
     1,000   Park Place Entertainment Corp.
                7.875%, Senior Sub. Notes,
                12/15/05............................         1,003

             MEDICAL SERVICES (0.5%)
     1,000   Tenet HealthCare Corp.
                Senior Notes, 8%, 1/15/05...........         1,026
                                                          --------
             TOTAL CORPORATE
                BONDS & NOTES
                (Cost $3,973,000) ..................         4,069
                                                          --------
             TOTAL INVESTMENT
                SECURITIES (82.1%)
                (Cost $140,885,000) ................       168,730
                                                          --------

 Principal                                                 Value
   Amount                                             (in thousands
    (in                                                 except per
 thousands)                                            share amount)
---------------------------------------------------------------------

REPURCHASE AGREEMENTS (16.7%)
(including accrued interest)
  $ 11,400   Collateralized by $11,208,000
                U.S. Treasury Bonds 6%,
                due 2/15/26, with a value of
                $11,583,000 (with UBS
                Warburg LLC, 3.88%,
                dated 6/29/01, due 7/2/01,
                delivery value
                $11,403,686) .......................      $ 11,402


$   11,400   Collateralized by $10,195,000
                U.S. Treasury Bonds 10.75%,
                due 2/15/03, with a value of
                $11,623,000 (with State Street
                Bank & Trust Company, 3.85%,
                dated 6/29/01, due 7/2/01,
                delivery value
                $11,403,657).......................       $ 11,403
    11,600   Collateralized by $9,430,000
                U.S. Treasury Bonds 7.875%,
                due 2/15/21, with a value of
                $11,869,000 (with Morgan
                Stanley, Dean Witter & Co.,
                3.85%, dated 6/29/01,
                due 7/2/01, delivery value
                $11,603,721).......................         11,602
                                                          --------
             TOTAL REPURCHASE
               AGREEMENTS
               (Cost $34,407,000) ..................        34,407
CASH AND OTHER ASSETS
LESS LIABILITIES (1.2%) ............................         2,483
                                                          --------
NET ASSETS (100.0%) ................................      $205,620
                                                          ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($205,619,604 / 23,575,218
shares outstanding) ................................      $   8.72
                                                          ========

*    Non-income producing.

(ADR) American Depoisitory Receipts.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Statement of Assets
and Liabilities at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                     (In thousands
                                                   except per share
                                                        amount)
                                                     -------------
Assets:
Investment securities, at value
  (Cost--$140,885).................................      $ 168,730
Repurchase agreements
  (Cost--$34,407) .................................         34,407
Cash .............................................             97
Receivable for securities sold ...................          2,057
Dividends and interest receivable ................            680
Receivable for capital shares sold ...............            171
                                                         --------
      Total Assets ...............................        206,142
                                                         --------
Liabilities:
Payable for securities purchased .................            253
Payable for capital shares repurchased ...........             53
Accrued expenses:
Advisory fee .....................................            114
Service and distribution plan
  fees payable....................................             42
Other ............................................             60
                                                         --------
      Total Liabilities ..........................            522
                                                         --------
Net Assets .......................................       $205,620
                                                         ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  23,575,218 shares) .............................       $ 23,575
Additional paid-in capital .......................        137,746
Undistributed net investment income ..............            217
Undistributed net realized gain
  on investments..................................         16,237
Net unrealized appreciation of
  investments ....................................         27,845
                                                         --------
Net Assets .......................................       $205,620
                                                         ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($205,619,604 / 23,575,218 shares
  outstanding) ...................................       $   8.72
                                                         ========


Statement of Operations
for the six months ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                     (In thousands)
                                                      ------------
Investment Income:
Interest .........................................       $ 1,913
Dividends (Net of foreign withholding
  tax of $2)......................................           554
                                                         -------
      Total Income ...............................         2,467
                                                         -------
Expenses:
Advisory fee .....................................           691
Service and distribution plan fees ...............           256
Transfer agent fees ..............................            61
Auditing and legal fees ..........................            26
Custodian fees ...................................            23
Postage ..........................................            14
Registration and filing fees .....................            13
Directors' fees and expenses .....................            12
Printing .........................................             9
Telephone ........................................             9
Insurance, dues and other ........................             6
                                                         -------
      Total Expenses Before
        Custody Credits ..........................         1,120
      Less: Custody Credits ......................            (2)
                                                         -------
      Net Expenses ...............................         1,118
                                                         -------
Net Investment Income ............................         1,349
                                                         -------
Net Realized and Unrealized
  Gain (Loss) on Investments:
      Net Realized Gain ..........................        12,768
      Change in Net Unrealized
        Appreciation .............................       (19,684)
                                                         -------
Net Realized Gain and Change in Net
  Unrealized Appreciation on
  Investments ....................................        (6,916)
                                                         -------
Net Decrease in Net Assets from
  Operations .....................................       $(5,567)
                                                         =======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10

                                         Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2001 (unaudited)
and for the year ended December 31, 2000
--------------------------------------------------------------------------------

                                                                            Six Months          Year
                                                                               Ended            Ended
                                                                           June 30, 2001    December 31,
                                                                            (unaudited)         2000
                                                                          ------------------------------
                                                                                   (In thousands)
Operations:
  Net investment income ................................................    $   1,349        $   3,043
  Net realized gain on investments .....................................       12,768           17,795
  Change in net unrealized appreciation ................................      (19,684)         (24,755)
                                                                            --------------------------
  Net (decrease) increase in net assets from operations ................       (5,567)          (3,917)
                                                                            --------------------------

Distributions to Shareholders:
  Net investment income ................................................       (1,540)          (2,918)
  Net realized gain from investment transactions .......................         --            (18,308)
                                                                            --------------------------
  Total distributions ..................................................       (1,540)         (21,226)
                                                                            --------------------------

Capital Share Transactions:
  Net proceeds from sale of shares .....................................       22,603          110,375
  Net proceeds from reinvestment of distributions to shareholders ......        1,266           17,907
  Cost of shares repurchased ...........................................      (29,445)        (115,137)
                                                                            --------------------------
  Net (decrease) increase from capital share transactions ..............       (5,576)          13,145
                                                                            --------------------------

  Total Decrease in Net Assets .........................................      (12,683)         (11,998)

Net Assets:
  Beginning of period ..................................................      218,303          230,301
                                                                            --------------------------
  End of period ........................................................    $ 205,620        $ 218,303
                                                                            ==========================

  Undistributed Net Investment Income, at end of period ................    $     217        $     408
                                                                            ==========================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimatees and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
12

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

(E) Amortization. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to January 1, 2001, premiums on fixed-income securities were included in realized gains and losses.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $79,241 increase unrealized gains by $72,259 and increase realized gains by $6,982. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      Six Months
                                                        Ended          Year
                                                       June 30,        Ended
                                                         2001       December 31,
                                                      (unaudited)      2000
                                                    ----------------------------

Shares sold .................................            2,617          10,773
Shares issued to shareholders
  in reinvestment of dividends
  and distributions .........................              152           1,955
                                                      ------------------------
                                                         2,769          12,728
Shares repurchased ..........................            3,446          11,280
                                                      ------------------------
Net (decrease) increase .....................             (677)          1,448
                                                      ========================
Dividends per share from net
  investment income .........................         $   .065        $    .13
                                                      ========================
Distributions per share from
  net realized gains ........................         $   --          $   .815
                                                      ========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                  Six Months Ended
                                                    June 30, 2001
                                                     (unaudited)
                                                   --------------
                                                   (in thousands)
Purchases:
U.S. Treasury & Government
  Agency Obligations .............................     $  8,908
Other Investment Securities ......................       55,633
                                                       --------
                                                       $ 64,541
                                                       ========
Sales & Redemptions:
U.S. Treasury & Government
  Agency Obligations .............................     $  8,018
Other Investment Securities ......................       61,743
                                                       --------
                                                       $ 69,761
                                                       ========

At June 30, 2001, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $175,400,000. The aggregate appreciation and depreciation of investments at June 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes, was $31,398,000 and $3,661,000, respectively, resulting in a net appreciation of $27,737,000.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2001
--------------------------------------------------------------------------------

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $691,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the period ended June 30, 2001. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2001, fees amounting to $256,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six months ended June 30, 2001, the Fund paid brokerage commissions totaling $57,000 to the distributor, which clears its transactions through unaffiliated brokers.

For the six months ended June 30, 2001, the Fund's expenses were reduced by $1,705 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies owned 332,915 shares of the Fund's capital stock, representing 1.4% of the outstanding shares at June 30, 2001.


--------------------------------------------------------------------------------
14

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                Six Months Ended                     Years Ended December 31,
                                 June 30, 2001   ----------------------------------------------------------------
                                  (unaudited)       2000          1999          1998          1997          1996
                                  -------------------------------------------------------------------------------
Net asset value,
  beginning of period ........    $   9.00       $  10.10      $   9.53      $   7.98      $   7.37      $   7.37
                                  -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income ......         .06            .13           .12           .10           .15           .24
  Net gains or losses on
    securities (both realized
    and unrealized) ..........        (.28)          (.28)         2.23          2.08          1.18          1.03
                                  -------------------------------------------------------------------------------
  Total from investment
    operations ...............        (.22)          (.15)         2.35          2.18          1.33          1.27
                                  -------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ........        (.06)          (.13)         (.11)         (.10)         (.15)         (.24)
  Distributions from net
    realized gains ...........          --           (.82)        (1.67)         (.53)         (.54)        (1.03)
  Distributions in excess of
    realized gains ...........          --             --            --            --          (.03)           --
                                  -------------------------------------------------------------------------------
  Total distributions ........        (.06)          (.95)        (1.78)         (.63)         (.72)        (1.27)
                                  -------------------------------------------------------------------------------
Net asset value, end of period    $   8.72       $   9.00      $  10.10      $   9.53      $   7.98      $   7.37
                                  ===============================================================================
Total return .................       -2.35%+        -1.63%        25.33%        27.83%        18.55%        17.38%
                                  ===============================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .............    $205,620       $218,303      $230,301      $188,417      $160,460      $147,193
Ratio of expenses to
  average net assets .........        1.08%*(1)       .95%(1)       .83%(1)       .87%          .87%          .93%
Ratio of net investment income
  to average net assets ......        1.38%*         1.32%         1.19%         1.24%         1.82%         3.08%
Portfolio turnover rate ......          38%+           41%           64%           99%           54%           83%

+    Not annualized

*    Annualized.

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Stephen E. Grant
                              Vice President
                              Philip J. Orlando
                              Vice President
                              Bruce H. Alston
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Joseph Van Dyke
                              Assistant Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #518466